SEGMENT REPORTING (Details) - segment	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Number of operating segments	1
CHINA | Geographic Concentration Risk | Total revenue
Percentage of revenue and assets	90.00%	90.00%	90.00%